Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Summary of Components of Debt
Debt consists of the following (in thousands):

	June 30, 2023	December 31, 2022
Term Loan Credit Facility	$132,422	$148,995
Less: Debt discount, net of accumulated amortization of $785 and $546, respectively	(1,015)	(1,254)
Less: Deferred financing fees, net of accumulated amortization of $356 and $248 respectively	(460)	(567)
Less: Current portion (a)	(29,746)	(20,586)

Long-term debt	$101,201	$126,588

(a)	The current portion of long-term debt reflects payments based on the terms of the 2021 Term Loan Credit Facility.

Debt consists of the following (in thousands):

	For the Year Ended December 31,
	2022	2021
Term Loan Credit Facility	$148,995	$177,539
Less: Debt discount, net of accumulated amortization of $546 and $89, respectively	(1,254)	(1,711)
Less: Deferred financing fees, net of accumulated amortization of $248 and $29 respectively	(567)	(553)
Less: Current portion (a)	(20,586)	(15,563)

Long-term debt	$126,588	$159,712

(a)	The current portion of long-term debt reflects payments based on the terms of the 2021 Term Loan Credit Facility.

Summary Of Future Principal Payment Obligations
The following table sets forth future principal payment obligations as of December 31, 2022, based on the terms of the Term Loan Credit Facility (in thousands).

2023	$20,586
2024	35,457
2025	38,611
2026	42,012
2027	12,329

Total	$148,995